Loan Payables (Tables)	6 Months Ended
Jun. 30, 2023
Loans Payables [Abstract]
Schedule of Loan Payables	Loan payables were as follows as of the respective balance sheet dates:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Loan payables, current portion	6,500	6,500	896
Loan payables, non-current portion	-	-	-
	6,500	6,500	896